Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash [abstract]
Disclosure of cash position [Table Text Block]
	December 31,	December 31,
	2023	2022
	$	$

Cash held in Canadian dollars	42,163	24,192
Cash held in U.S. dollars (2023: US$19,323; 2022: US$48,993)	25,558	66,356
Total cash	67,721	90,548